Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ (698)	$ 534
Net Income (Loss) Available to Common Stockholders, Diluted	$ (698)	$ 534
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Common Shares Outstanding	3,341,665	154,110
Common shares to be distributed as a stock dividend	0	828,000
Effect of Weighting	(330,000)	0
Weighted Average Shares - Basic	3,011,912	981,665
Weighted Average Shares - Diluted	3,011,912	981,665
Income (Loss) Per Share - Basic	$ (0.23)	$ 0.54
Income (Loss) Per Share - Diluted	$ (0.23)	$ 0.54